Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Pledged Assets collateral and Activities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Assets pledged as collateral	$ 364,394	$ 316,130
Federal Home Loan Bank Loans [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Assets pledged as collateral	41,510	14,013
Bank assets [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Assets pledged as collateral	219,570	181,067
Bank assets [member] | Securities [member] | NHA mortgaged back securities [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Assets pledged as collateral	$ 4,481	$ 5,277